Equity Transactions - Schedule of Value of Options (Details) 9M - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Stock Option 7
Date of Issuance	Apr. 06, 2015	Apr. 06, 2015
Options	2,040,003	2,040,003
Stock price on grant date	$ 0.08	$ 0.08
Exercise price	0.08	0.08
Exercise price, modified	$ 0.01	$ 0.01
Expected life	5 years	5 years
Volatility	99.00%	99.00%
Risk-free rate	1.31%	1.31%
Calculated value	$ 120,778	$ 120,778
Modified value	$ 151,221	$ 151,221
Stock Option 8
Date of Issuance	Jun. 09, 2015	Jun. 09, 2015
Options	1,000,000	1,000,000
Stock price on grant date	$ 0.02	$ 0.02
Exercise price	0.02	0.02
Exercise price, modified	$ 0.01	$ 0.01
Expected life	5 years	5 years
Volatility	99.00%	99.00%
Risk-free rate	1.74%	1.74%
Calculated value	$ 14,838	$ 14,838
Modified value	$ 16,347	$ 16,347
Stock Option 9
Date of Issuance	Dec. 15, 2015	Dec. 15, 2015
Options	860,000	860,000
Stock price on grant date	$ 0.01	$ 0.01
Exercise price	0.01	0.01
Exercise price, modified	$ 0.01	$ 0.01
Expected life	5 years	5 years
Volatility	84.00%	84.00%
Risk-free rate	1.70%	1.70%
Calculated value	$ 5,736	$ 5,736
Modified value	$ 5,736	$ 5,736